INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2017	2016
	$	$

Operating loss carry forwards	16,322	13,625
Reserves and allowances	1,899	913

Net deferred tax assets before valuation allowance	18,221	14,538
Valuation allowance	(13,765)	(10,471)

Net deferred tax assets	4,456	4,067

Deferred income taxes consist of the following:
Domestic	11,931	8,987
Valuation allowance	(7,426)	(4,867)
Net deferred tax assets	4,505	4,120

Foreign	6,290	5,550
Valuation allowance	(6,339)	(5,604)
	(49)	(54)

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2017	2016	2015
	$	$	$

Domestic	(6,215)	(9,634)	915
Foreign	(839)	(2,268)	301
	(7,054)	(11,902)	1,216

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2017	2016	2015
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	(7,054)	(11,902)	1,216
Statutory tax rate in Israel	24%	25%	26.5%

Theoretical tax expense (benefit)	(1,693)	(2,976)	322
Current year carryforward losses and other differences for which a valuation allowance was recorded	-	-	2
Changes in valuation allowance	3,295	5,257	(211)
Gain from bargain purchase and non-recoverable withholding taxes	-	(1,516)
Changes in foreign currency exchange rate and other differences	(1,870)	255	44
Changes in tax rate	414	828	-
Non-deductible expenses and other differences	(539)	243	40

Actual income tax expense (benefit)	(393)	2,091	197